Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Amendment Flag	false